ORGANIZATION AND BUSINESS	2 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

Organization

Rivulet Films LLC (the “Company”) was organized in the state of Arizona on February 11, 2020 and is a development stage company involved in the arts, entertainment and recreation business.

Business

The business of the Company is to produce, distribute and market feature-length films, television series and mini-series, and television movies, from initial creative development through principal photography, postproduction, distribution and ancillary sales.

The Company’s activities are subject to significant risks and uncertainties, including the need for additional capital, as described below. The Company has not yet commenced any revenue-generating operations, does not have positive cash flows from operations, and will be dependent on periodic infusions of capital to fund its operating requirements.

Going Concern

The Company’s financial statements have been presented on the basis that the Company is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As reflected in the accompanying financial statements, the Company has had no operating revenues to date, and has experienced recurring net losses from operations and negative operating cash flows. During the period February 11, 2020 (Date of Inception) through March 31, 2020, the Company incurred a net loss of $122,912. The Company intends to finance its future working capital requirements since inception through the sale of its equity securities and from borrowings.

At March 31, 2020, the Company did not have any cash on its balance sheet, but received cash from a subscription receivable from the sale of its Class A units of $150,000 in April 2020. The Company has limited cash resources available to fund its operations and will therefore need to raise additional funds in the short-term. The Company estimates that a significant amount of capital will be necessary over a sustained period of time to advance the development of the Company’s business to the point at which it can become commercially viable and self-sustaining. However, there can be no assurances that the Company will be successful in this regard.

As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the accompanying financial statements are issued. In addition, the Company’s independent registered public accounting firm, in their report on the Company’s financial statements for the period February 11, 2020 (Date of Inception) through March 31, 2020, has also expressed substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan, and to ultimately achieve sustainable operating revenues and profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The development and expansion of the Company’s business in 2020 and thereafter will be dependent on many factors, including the capital resources available to the Company. No assurances can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company or adequate to fund the development and expansion of the Company’s business to a level that is commercially viable and self-sustaining. There is also significant uncertainty as to the affect that the coronavirus pandemic may have on the availability, amount and type of financing in the future.

If cash resources are insufficient to satisfy the Company’s ongoing cash requirements, the Company would be required to scale back or discontinue its operations, obtain funds, if available, although there can be no certainty, through strategic alliances that may require the Company to relinquish rights to any assets, or to discontinue its operations entirely.